A Word From Charles R. Schwab


Dear Schwab Select AnnuityTM Investor:

I am pleased to provide you with this semi-annual report for the Schwab Select Annuity. Inside you'll find individual semi-annual reports for the portfolios in the Schwab Select Annuity, developed by the investment companies that manage the portfolios.1

The past six months were an exciting, though occasionally volatile, period for investors. While it's true that volatility can test the resolve of any investor, we encourage you to stay focused on your long-term goals and not be swayed by the market's natural fluctuations over the short term. Even investment professionals who have been investing for many years or even decades find that trying to call the market's highs and lows is a difficult, if not impossible, task. Time and again, we've seen investors sell when the market is down only to miss out when it later rebounds.

As you may know, tax-deferred investment vehicles such as the Schwab Select Annuity can be a valuable component of a consistent, long-term investment plan. To help you become more familiar with the terms you're likely to encounter as you go through the process of selecting, contributing to and receiving payouts from your Schwab Select Annuity, this report features an informative, easy-to-read guide to the unique language of variable annuities.

We hope you'll find this report a useful tool as you review your financial situation and plan for the future. If you have any questions, please don't hesitate to call one of our licensed representative at 1-800-838-0650 (New York residents, call 1-800-838-0649).

Thank you for investing with us.

Sincerely,



Charles R. Schwab
ChairmanVariable annuity contracts, J434, are issued by Great-West Life & Annuity Insurance Company (in New York State by First Great-West Life & Annuity Insurance Company) and distributed by Charles Schwab & Co., Inc.





1When you invest in the Schwab SelectAnnuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great- West Life & Annuity Insurance Company (First Great-West Life @ Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity. Please read the prospectus carefully before investing.Table of ContentsIntroduction Spotlight Article

Portfolio Fact Sheets               A Review of Each Portfolio

Investment Category*

Money Market                        Schwab Money Market Portfolio

Intermediate Government Bond        Federated Fund for U.S. Government Securities II

Intermediate Corporate Bond         Janus Aspen Series Flexible Income Portfolio

High Yield Bond                     INVESCO VIF - High Yield Fund

Domestic Hybrid                     Schwab MarketTrack Growth Portfolio II

Large Value                         Dreyfus Variable Investment Fund, Growth and Income Portfolio
                                    Federated American Leaders Fund II
                                    Prudential Series Fund Equity Class II Portfolio
                                    SAFECO Resource Series Trust Equity Portfolio
                                    Scudder Variable Life Investment Fund Growth and Income Portfolio

Large Blend                         Dreyfus Variable Investment Fund, Appreciation Portfolio
                                    (formerly Dreyfus Variable Investment Fund Capital Appreciation Portfolio)
                                    INVESCO VIF - Equity Income Fund
                                    Schwab S&P 500 Portfolio
                                    Scudder Variable Life Investment Fund Capital Growth Portfolio

Large Growth                        Alger American Growth Portfolio
                                    Janus Aspen Series Growth Portfolio

Mid-Cap Value                       Montgomery Variable Series: Growth Fund
                                    Strong Shafer Value Fund II

World Stock                         Janus Aspen Series Worldwide Growth Portfolio

Foreign Stock                       American Century VP International Fund
                                    Deutsche Asset Management VIT EAFE(R) Equity Index Fund
                                    (formerly BT Insurance Funds Trust EAFE(R)Equity Index Fund)
                                    Janus Aspen Series International Growth Portfolio

Small Blend                         Deutsche Asset Management VIT Small Cap Index Fund
                                    (formerly BT Insurance Funds Trust Small Cap Index Fund)
                                    SAFECO Resource Series Trust Growth Opportunities Portfolio
                                    (formerly SAFECOResource Series Trust Growth Portfolio)

Small Growth                        Baron Capital Asset Fund: Insurance Shares
                                    Berger IPT - Small Company Growth Fund

Specialty                           Federated Utility Fund II
                                    INVESCO VIF - Technology Fund
                                    Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio Class I Shares
                                    (formerly Van Kampen LIT Morgan Stanley Real Estate Securities Portfolio)

* Reflects Morningstar Categories as of 6/30/2000.Schwab Select Annuity(TM)

Learning the Language of Variable Annuities
A Glossary for Investors

Variable annuities can be a great way to supplement retirement savings, but they have a language all their own. Even experienced investors can find terms like "surrender charge," "death benefit" and "annuitant" confusing. The following hypothetical example defines terms you're likely to encounter as you go through the process of selecting, contributing to and receiving payouts from a variable annuity.



Step 1: Considering the Features of a Variable Annuity

Let's say that a hypothetical investor, who we'll call John Q. Investor, has contributed the maximum amount the IRS allows to his IRA and 401(k). To help prepare for retirement, he has also been contributing to a nonqualified variable annuity, an account that is separate from his qualified retirement plans like his IRA and 401(k).

John is considering transferring assets from his current variable annuity to one that offers him lower cost and more flexibility. One of the many advantages of variable annuities is that investors can exchange one annuity contract for another, tax free, in what the Internal Revenue Service calls a 1035 Exchange.

Whether making a 1035 Exchange or investing in an annuity for the first time, investors like John have a number of factors--and terms--to bear in mind as they consider their choices. First, John will have to consider whether his current annuity imposes a surrender charge, which is a fee investors may have to pay when they withdraw money before a specified date. Many variable annuities charge a surrender fee of as much as 9% or more that declines incrementally over the course of several years. So it might not be cost-effective for John to transfer now if his current annuity's surrender charge is still in effect. Investors should also find out whether the annuity they're planning to transfer money into imposes a surrender charge. Some variable annuities, including the Schwab Select Annuity,(TM) do not impose any surrender charge. Investors can learn about the fees and expenses annuities may charge in the annuity product prospectus.

Next, John should consider the selection and type of individual investment choices 1 a variable annuity includes, since a broad selection representing various asset classes gives investors like John the flexibility to help him meet his investment goals. Technically, these investment choices are known as subaccounts, which then invest in underlying portfolios, that are sometimes modeled after publicly traded mutual funds. The annuity account value varies according to the performance of these portfolios. Do the investment choices cover a broad range of investment objectives? What fund families are represented?

In addition, John should also compare other fees and charges that may be imposed by the variable annuity contract. These can vary considerably among variable annuities. For example, he will probably want an annuity with a low mortality and expense (M&E) risk charge, which is a percentage of an annuity account's assets that the insurance company charges to cover the costs of providing the annuity's insurance benefits. The industry average M&E is 1.27%2, considerably higher than the Schwab Select Annuity's M&E of just 0.85%. Within each annuity, some investment choices may also impose a load, or sales charge, while others are no load. For example, the Schwab Select Annuity offers 29 no-load investment choices. Finally, John might consider additional factors that distinguish one variable annu- ity from another. The Schwab Select Annuity, for example, offers day and night touch-tone and online account access as well as phone representative access from 6:00 am to 4:30 pm Pacific time.

--------------------------------------------------------------------------------
1 The investment choices include 29 subaccounts offered through the Schwab Select Annuity . When you invest in a variable annuity, you do not invest directly in the portfolios, you invest in subaccounts of a separate account established by the issuing insurance company that, in turn, invests in the portfolios. 2 Source: 6/30/00 Morningstar Variable Annuities/Life; 402 variable annuities surveyed. See prospectus for details on expenses applicable to the underlying portfolios and contract fees.


Step 2: The Application

Once John has chosen his new annuity, he then moves on to the next stage: completing the application.

One of the first terms John might encounter is annuitant, the person named on the application upon whose life the payout of an annuity is based and who will receive annuity payouts during his or her lifetime. Generally speaking, the annuitant is also the owner of the annuity contract, unless the owner specifies otherwise. The owner is entitled to exercise all rights and privileges under the annuity contract.

At this stage, John will also choose how he wants his annuity assets invested. In addition to investment choices that provide access to various segments of the stock, bond and money markets, he might consider a guaranteed period fund (also known as a fixed interest choice), which pays a stated rate of interest for a specified time period. The Schwab Select Annuity(TM) offers 10 guaranteed period funds.3

Step 3: The Accumulation Period

The contract is now in the accumulation period, a time in which John's annuity assets may grow, tax deferred.4 During this phase, John invests or deposits money, called contributions, in his annuity. The date on which his first contribution is credited to his annuity account is known as the effective date.

After the effective date, John can look over the contract, free of obligation, for at least 10 days (or longer, depending on his state's laws). This is known as the free look period. At any time during this period, he can cancel his contract without owing any insurance or surrender charge.

During the accumulation period, John can implement his long-term investment strategy. One simple way he might consider building assets over time is called dollar cost averaging, which allows periodic investments over time.

This can allow the investor to buy more units (a standard measure of investment in an annuity) when their price is low and fewer units when their price is high. Over time, the average cost per unit may be less than if the investor invested all of his or her money at one time. Dollar cost averaging does not, however, assure a profit nor protect against loss in a declining market.

The accumulation period may continue for years or even decades. If the owner or annuitant dies at any time during this phase, his or her beneficiaries will receive what is known as a guaranteed death benefit--either the amount of money the annuitant contributed to the plan or the contract's current value, at the time of his or her death, whichever is greater.

    Key Terms

    when considering a variable annuity

    Mortality & Expense Fee (M&E) The percentage of an annuity account's assets that the insurance company charges to cover costs for providing the annuity's insurance benefits.

    Surrender Charge
       The fee annuity investors may have to pay when they withdraw money from their annuity before a specified date. (Not all annuities impose this fee).

    1035 Exchange
       A tax-free transfer of annuity assets (as permitted under the Internal Revenue Code, Section 1035) from one variable annuity to another.3 Early withdrawals from the fixed interest choices are subject to a market value adjustment, which may reduce the value of amounts held in these certificates below the amount of your contribution.


4 Under current tax laws, earnings are not taxable until withdrawn. Earnings withdrawn before 59 1/2 may be subject to a 10% IRS penalty.



Step 4: Receiving Payouts
The annuity commencement date is when the contract stops accumulating and John's annuity income payments start. The time in which he receives payments is the annuity payout period or distribution period; it continues until all annuity payouts have been made under the terms of the contract. With the Schwab Select Annuity,(TM) if John did not indicate an annuity commencement date on his application or in the interim, annuity payouts would begin on the first day of the month of his 91st birthday.

When John does decide to start taking assets out of his annuity, he can elect to receive payouts in a number of different ways. Fixed annuity payout, based on a fixed rate of return, generates a guaranteed stream of equal payments.5 Variable annuity payout lets his assets remain allocated among the underlying portfolios, which can be a smart way to keep his long-term investment growing. The payments he receives will fluctuate in response to changes in the market value of the portfolios he selected.

Most annuities offer a few different ways to receive payouts:

       o Life Annuity guarantees payments for his lifetime.
       o Period Certain Annuity guarantees a schedule of payments for as long as he would like, so he can plan for income during a specific number of years. (This choice is not available with variable payout.) o Life Annuity with Period Certain combines the advantages of the Life Annuity and the Period Certain Annuity plans by guaranteeing a payout during a set period or for his lifetime, whichever is longer. o Lump-sum payment or periodic payouts: With a lump-sum withdrawal, John can receive his entire annuity balance in a single payment. Periodic withdrawals would give him complete control over the amount and timing of each withdrawal, providing him with the flexibility to withdraw money only when he needs it.

The advantage of having choices like these is one good reason to become familiar with the unique language of variable annuities. If you have further questions, we encourage you to call our licensed insurance representatives at 1-800-838-0650 (in New York State, 1-800-838-0649).



Visit the Online Schwab Annuity Center
It's easy for annuity customers to get to the online Schwab Annuity Center. You can either go directly to www.schwab.com/annuity or link to the Annuity Center from the main Schwab home page at www.schwab.com. From there, simply click on the "Investments" tab and then "Annuities", log in and you are ready to go.


We'll send you a prospectus containing more complete information including fees and expenses. Please read the prospectus carefully before you invest or send money.

5 The guarantees of the payout choices depend on the claims-paying ability of the insurance company. The Schwab Select Annuity is issued by Great-West Life & Annuity Insurance Company (in New York State by First Great-West Life & Annuity Insurance Company) and distributed by Charles Schwab & Co., Inc. 6 Investments in high tech stock portfolios are subject to increased volatility and potentially rapid obsolescence.

Portfolio Fact Sheets

A quick snapshot of all the portfolios available in the Schwab Select Annuity.TM These fact sheets have been grouped by Morningstar category.

Information for these portfolio fact sheets was received from what we believe to be reliable sources, but we can't absolutely guarantee accuracy, completeness or suitability for any purpose. The information on the fact sheets is as of the date stated and is not an indication of future portfolio holdings, composition or performance. Data are unaudited.
     Annuity contracts, J434, are issued by Great-West Life & Annuity Insurance Company (in New York State, by First Great-West Life & Annuity Insurance Company) and distributed by Charles Schwab & Co., Inc.Schwab Select Annuity(TM)

Schwab Money Market Portfolio
For period ending December 31,1998
For period ending
June 30, 2000
Fund Inception Date: May 3, 1994

MORNINGSTAR CATEGORY: MONEY MARKET

LOW                                 RISK                                    HIGH


MONEY MARKET   BOND   HIGH-YIELDBOND   BALANCED  LARGE-CAP  MID-CAP  FOREIGN
SMALL-CAP  SPECIALTY  DEVELOPING/EMERGING MARKETS



For illustrative purposes only.


Investment Adviser

Charles Schwab Investment Management, Inc.


Portfolio Manager
Karen Wiggan


Investment Orientation
The Portfolio seeks maximum current income consistent with liquidity and stability of capital by investing in high-quality, short-term debt securities.

 An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Portfolio.


Who is Most Likely to Choose This Portfolio?*
Investors who are looking for preservation of capital and a high degree of stability in their investments. This person's time horizon is generally less than 5 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.


Maturity

As of June 30, 2000
 0-15 Days                  28.5%
16-30 Days                   14.2%
31-60 Days                   17.1%
61-90 Days                   26.6%
91-120 Days                   5.6%
Over 120 Days                 8.0%
Average Maturity           50 Days

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

**Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Portfolio Composition

                                                         As of June 30, 2000

U.S. Government Securities/Discount Notes            86%


Repurchase Agreements                       14%

                                           100%


Other Information
Operating Expenses**                      0.50%
Total Portfolio Net Assets               $137.5
($millions)
Charles Schwab Investment Management, Inc.Schwab Select Annuity(TM)

Federated Fund for U.S. Government Securities II

For period ending
June 30, 2000
Fund Inception Date: March 28, 1994

MORNINGSTAR CATEGORY: INTERMEDIATE GOVERNMENT BOND

LOW                                 RISK                               HIGH


MONEYMARKET BOND HIGH-YIELDBOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS



For illustrative purposes only.


Investment Adviser

Federated Investment Management Company

Portfolio Managers
Kathleen M. Foody-Malus

Todd A. Abraham, CFA


Investment Orientation
Seeks current income by investing in fixed-income securities which are obligations guaranteed by the United States government, its agencies or instrumentalities, and in certain collateralized mortgage obligations and repurchase agreements.

The government "guarantees" applies to the payment of principal and interest on the underlying securities and not to shares of the portfolio itself.




Who is Most Likely to Choose This Portfolio?*
Investors who are looking for moderate returns and stability, and are less concerned about increasing the value of their investments. This person's time horizon is generally less than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                     % of Portfolio
                                       ---------------
FHLMC 6.5% due 1/1/29                7.5%
FNMA 6.5% due 7/1/29                 7.0%
FHLMC 7.0% due 2/1/29                5.6%
FNMA 8.0% due 4/1/30                 5.4%
FHLMC 7.5%% due 10/1/29              5.2%
FNMA 7.0% due 3/1/29                 5.0%
GNMA 6.5% due 6/15/27                4.3%
GNMA 7.0% due 9/15/28                3.9%
GNMA II 8.0% due 6/20/28             3.8%
GNMA 7.5% due 9/15/29                3.3%
Total  51.0%

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

**Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.



Portfolio Composition

                                                             As of June 30, 2000

FNMA


FHLMC


GNMA


U.S. Treasury's


U.S. Government Agency Debentures


Repurchase Agreements






29%25%17%14%14% 1%100%



Other Information
Average Duration                      4.5 years
Operating Expenses**                      0.80%
Total Portfolio Net Assets              $133.55
($millions)
Federated Investment Management CompanySchwab Select Annuity(TM)

Janus Aspen Series Flexible Income Portfolio

For period ending
June 30, 2000
Fund Inception Date: September 13, 1993

MORNINGSTAR CATEGORY: INTERMEDIATE CORPORATE BOND

LOW                                         RISK                            HIGH


MONEYMARKET BOND HIGH-YIELDBOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS


Funds invested in below investment grade bonds are more risky than investment grade bond portfolios. For illustrative purposes only.

Investment Adviser

Janus


Portfolio Manager
Ronald V. Speaker


Investment Orientation
Seeks to maximize total return, consistent with preservation of capital, from a combination of income and capital appreciation, although income will normally be the dominant component of total return. The portfolio invests in many types of income producing securities and may have substantial holdings of debt securities rated below investment-grade.

Who is Most Likely to Choose This Portfolio?*
Investors who are looking for moderate returns and stability, and are less concerned about increasing the value of their investments. This person's time horizon is generally less than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                    % of Portfolio
                                      ---------------
U.S. Treasury Bonds/Notes          10.77%
General Electric Capital Corp.      3.74%
Ford  Motor Credit Corp.            2.73%
Electronic Data Systems Corp.       2.19%
Stone Container Corp.               1.99%
Wal-Mart Stores, Inc.               1.96%
Procter & Gamble Co.                1.95%
Qwest Communications Intl., Inc.    1.94%
Kroger Co.                          1.74%
GEGlobal Insurance Corp.            1.73%
Total                              30.74%

Portfolio Composition


                                                            As of June 30, 2000

Consumer Cyclical


Financial


Technology


Consumer, Non-cyclical


Utilities


Industrial


Energy


Other


21%20%16%14% 8% 3% 3%15%100%



Other Information
Operating Expenses**                      0.78%
Total Portfolio Net Assets               $199.4

($millions)


*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

**Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Janus  Schwab Select Annuity(TM)



INVESCOVIF-High Yield Fund

For period ending
June 30, 2000
Fund Inception Date: May 27, 1994



MORNINGSTAR CATEGORY: HIGH YIELD BOND



LOW                                 RISK                               HIGH


MONEY MARKET  BOND  HIGH-YIELD BOND   BALANCED  LARGE-CAP  MID-CAP  FOREIGN
SMALL-CAP  SPECIALTY  DEVELOPING/EMERGING MARKETS


Funds invested in below investment grade bonds are more risky than investment grade bond portfolios. For illustrative purposes only.

Investment Adviser

INVESCOFunds Group, Inc.


Portfolio Manager
D. Jerry Paul, CFA, CPA


Investment Orientation
Seeks a high level of current income by investing substantially all of its assets in lower-rated bonds and other debt securities and in preferred stock. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Fund's primary objectives.


Who is Most Likely to Choose This Portfolio?*
Investors who are looking for higher returns than offered by an investment grade bond portfolio and are willing to accept less stability. These funds invest in below investment grade bonds and are more risky than investment grade bond portfolios. This person's time horizon is generally greater than 5 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                    % of Portfolio
                                      ---------------
Level 3 Communications              5.40%
MetroNet Communications             4.13%
Chancellor Media of Los Angeles     4.05%
Esat Holdings, Ltd.                 3.26%
NEXTLINK Communications             2.15%
United Rentals                      2.12%
United Pan-Europe Communications    2.11%
TXU Electric Capital                2.00%
TVGuide                             2.00%
Metromedia Fiber Network            1.97%
Total                              29.19%

Portfolio Composition


                                                            As of June 30, 2000

Fixed Income


Communication Services


Cash & Cash Equivalents


Other





86% 9% 3% 2%100%

Other Information
Average Maturity                     7.84 years
Average Duration                     5.19 years
Operating Expenses**                      1.05%
Total Portfolio Net Assets               $62.37
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.
**Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

INVESCO Funds Group, Inc.Schwab Select Annuity(TM)



Schwab MarketTrack Growth Portfolio II


For period ending
June 30, 2000
Fund Inception Date: November 1, 1996

MORNINGSTAR CATEGORY: DOMESTIC HYBRID

LOW                                 RISK                               HIGH


MONEY MARKET  BOND  HIGH-YIELD BOND   BALANCED  LARGE-CAP  MID-CAP  FOREIGN
SMALL-CAP  SPECIALTY  DEVELOPING/EMERGING MARKETS


For illustrative purposes only.

Investment Adviser

Charles Schwab Investment Management, Inc.


Portfolio Managers
Geri Hom

Kimon Daifotis


Investment Orientation
Seeks to provide high capital growth with less volatility than an all-stock portfolio. Target mix of 80% stocks, 15% bonds, 5% cash equivalents.


Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for reasonable but relatively stable growth. Some fluctuations are tolerable, but they generally want less risk than the overall stock market. This person's time horizon is generally greater than 5 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                    % of Portfolio
                                      ---------------
Schwab Small Cap Index-                     Select Shares     20.18%
Schwab International Index-
Select Shares                      20.02%
Schwab Total Bond Market Index     15.13%
Schwab Value Advantage MM           3.85%
General Electric Co.                1.63%
Intel Corp.                         1.42%
Cisco Systems, Inc.                 1.38%
Microsoft Corp.                     1.31%
Pfizer, Inc.                        0.98%
Exxon Mobil Corp.                   0.85%
Total                              66.75%


Portfolio Composition

                                                            As of June 30, 2000

Business Machines & Software


Electronics


Health Care/Drugs & Medicine


Telephone


Retail


Miscellaneous Finance


Other

7% 5% 5% 3% 2% 2%76%100%


Other Information
Operating Expenses**                      0.50%
Total Portfolio Net Assets                $20.5
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.
**Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Charles Schwab Investment Management, Inc.Schwab Select Annuity(TM)



Dreyfus Variable Investment Fund, Growth and Income
Portfolio

For period ending
June 30, 2000
Fund Inception Date: May 2, 1994

MORNINGSTAR CATEGORY: LARGE VALUE


LOW                                 RISK                               HIGH

MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

The Dreyfus Corporation


Portfolio Manager
Douglas D. Ramos


Investment Orientation
Seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, it invests in stocks, bonds and money market instruments of domestic and foreign issuers.


Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                    % of Portfolio
                                      ---------------
General Electric                    4.26%
Intel                               3.87%
Citigroup                           2.45%
HCA-Healthcare                      2.04%
Merck & Co.                         2.02%
Exxon Mobil                         1.91%
Royal Dutch Petroleum, ADR          1.88%
IBM                                 1.68%
Coastal                             1.60%
Pfizer                              1.58%
Total                              23.29%

Portfolio Composition

                                                            As of June 30, 2000
Electronic Technology
Finance
Utilities
Health Technology
Producer Manufacturing
Technology Services
Consumer Services
Energy Minerals
Consumer Non-Durables
Health Services
Other
18%15%10%10% 7% 7% 6% 6% 5% 3%13%100%

Other Information
Operating Expenses**                      0.78%
Total Portfolio Net Assets              $461.90
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity. **Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps..
The Dreyfus Corporation  Schwab Select Annuity(TM)

Federated American Leaders Fund II


For period ending
June 30, 2000
Fund Inception Date: February 10, 1994


MORNINGSTAR CATEGORY: LARGE VALUE
LOW                                 RISK                               HIGH

MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

Federated Investment Management Company


Portfolio Managers
Michael P. Donnelly, CFA

Arthur J. Barry ,CFA


Investment Orientation
Seeks long-term growth of capital by investing typically at least 65% of assets in common stock of "blue chip" companies. The Fund utilizes a relative value investment decision-making process and may also invest in convertibles and other securities.


Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                     % of Portfolio
                                       ---------------
Sun Microsystems, Inc.                2.8%
News Corp. Ltd., PFD ADR              2.3%
Viacom, Inc., Class B                 2.2%
Koninklijke (Royal) Philips Electronics       2.1%
First Data Corp.                      2.0%
ABB AB, ADR, 144A .          1.7%
Exxon Mobil Corp.                     1.7%
U.S. West, Inc.                       1.7%
GTE Corp.                             1.7%
Boeing Co.                            1.7%
Total                               19.9%

Portfolio Composition


                                                            As of June 30, 2000

Financials


Technology


Consumer Staples


Consumer Cyclicals


Health Care


Capital Goods


Energy


Other

17%16%12%10%10%10% 8%17%100%


Other Information
Operating Expenses**                      0.88%
Total Portfolio Net Assets              $457.71
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.
**Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Federated Investment Management Company   Schwab Select Annuity(TM)



Prudential Series Fund Equity Class II Portfolio

For period ending
June 30, 2000
Fund Inception Date: May 4, 1999

MORNINGSTAR CATEGORY: LARGE VALUE


LOW                                 RISK                               HIGH

MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.


Investment Adviser

Prudential Investment Corporation

Portfolio Managers
Tom Jackson

Phil Schettewi


Investment Orientation The portfolio seeks capital appreciation through investment primarily in stocks of major, established corporations as well as stocks of smaller companies. The Portfolio consists mainly of common stocks of major, established corporations whose valuations appear to offer opportunities for above-average appreciation. Its objective is to provide a total return greater than that of the broad-based stock market indices such as S&P 500.


Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                          % of Portfolio
                                             --------------
Eastman Kodak Co.                    3.7%
Tenet Healthcare                     3.6%
Well Point Health Networks           3.4%
HCA-The Healthcare Company           3.2%
Unitedhealth Group, Inc.             3.0%
Total Fina. Elf S.A.                 2.9%
Chubb Corp.                          2.5%
Darden Restaurants, Inc.             2.4%
Compaq Computer Corp.                2.1%
Alcoa, Inc.                          2.0%
Total                               28.8%

Portfolio Composition


                                                            As of June 30, 2000

Consumer Growth/Stable


Industrial


Cash & Equiv.


Finance


Consumer Cyclical

Technology


Energy


Utility



28%16%16%14% 8% 7% 6% 5%100%

Other Information
Operating Expenses**                      0.87%
Total Portfolio Net Assets                 $0.6
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.
**Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Prudential Investment Corporation        Schwab Select Annuity(TM)



SAFECO Resource Series Trust Equity Portfolio

For period ending
June 30, 2000
Fund Inception Date: April 3, 1987

MORNINGSTAR CATEGORY: LARGE VALUE


LOW                                 RISK                               HIGH

MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

SAFECO Asset Management Company


Portfolio Manager
Richard D. Meagley


Investment Orientation
Seeks long-term growth of capital and reasonable current income. The Portfolio invests principally in common stocks or securities convertible into common stocks. In selecting stocks for the portfolio, the fund manager looks for companies that have demonstrated consistent earnings growth as well as attractive dividend income.


Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                    % of Portfolio
                                       --------------
Washigton Mutual, Inc.               5.4%
General Electric Co.                 5.2%
Microsoft Corp.                      4.8%
Intel Corp.                          4.8%
Johnson & Johnson           3.4%
Citigroup, Inc.                      2.7%
American Int'l Group                 2.6%
Pfizer, Inc.                         2.6%
Lucent Technology           2.6%
Exxon Mobil Corp.           2.6%
Total                               36.7%

Portfolio Composition


                                                           As of June 30, 2000

Technology


Financials


Capital Goods


Health Care


Consumer Staples


Communication Services


Consumer Cyclicals


Other


25%17%13%12%10%10% 5% 8%100%


Other Information
Operating Expenses**                      0.79%
Total Portfolio Net Assets              $595.62
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity. **Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

SAFECO Asset Management Company  Schwab Select Annuity(TM)



Scudder Variable Life Investment Fund Growth and
Income Portfolio

For period ending
June 30, 2000
Fund Inception Date: May 2, 1994

MORNINGSTAR CATEGORY: LARGE VALUE

MORNINGSTAR CATEGORY: LARGE VALUE


LOW                                 RISK                               HIGH

MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

Scudder Kemper Investments, Inc.


Portfolio Managers
Kathleen T. Millard, (Lead)                          Gregory Adams

Investment Orientation

Seeks long-term growth of capital, current income and growth of income. The Portfolio seeks to reduce risk by diversifying widely among industries and companies. The Portfolio also invests primarily in dividend-paying stocks, whose prices have historically tended to fall less in down markets.


Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets. Top 10 Holdings


As of June 30, 2000                     % of Portfolio
                                       ---------------
Corning, Inc.                        5.4%
Intel Corp.                          5.2%
Oracle Systems Corp.                 3.8%
Exxon Mobil Corp.                    2.9%
General Electric Co.                 2.8%
Citigroup, Inc.                      2.7%
American Home Products Corp.         2.7%
PepsiCo, Inc.                        2.5%
American International Group, Inc.   2.4%
Marsh & McLennan Companies, Inc.     2.4%
Total                               32.8%

Portfolio Composition
                                                            As of June 30, 2000

Technology


Financial


Health


Manufacturing


Energy


Communications


Consumer Staples


Other


20%17%12%11% 9% 8% 7%16%100%


Other Information
Operating Expenses**                      0.54%
Total Portfolio Net Assets               $189.4
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.
**Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Scudder Kemper Investments, Inc.  Schwab Select Annuity(TM)


Dreyfus Variable Investment Fund, Appreciation Portfolio
(Formerly Dreyfus VIF Capital
Appreciation Portfolio)

For period ending
June 30, 2000
Fund Inception Date: April 5, 1993

MORNINGSTAR CATEGORY: LARGE BLEND


LOW                                 RISK                               HIGH

MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

The Dreyfus Corporation


Portfolio Manager
Fayez Sarofim Co.


Investment Orientation
The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase.


Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                     % of Portfolio
                                       ---------------
Intel                               8.48%
Pfizer                              6.09%
General Electric                    5.04%
Cisco Systems                       4.17%
Merck & Co.                         3.25%
Johnson & Johnson                   2.93%
Citigroup                           2.73%
Microsoft                           2.73%
Hewlett-Packard                     2.68%
Exxon Mobil                         2.61%
Total                              40.71%

Portfolio Composition

                                                          As of June 30, 2000
Health Care
Technology
Electronics
Finance-Misc.
Capital Goods
Food Beverage & Tobacco
Energy
Communication Service & Manufacturing
Household Products-Misc.
Banking
Other
16%13%10% 8% 8% 7% 6% 4% 4% 4%20%100%

Other Information
Operating Expenses**                      0.77%
Total Portfolio Net Assets            $1,024.41
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity. **Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

The Dreyfus Corporation    Schwab Select Annuity(TM)



INVESCO VIF-Equity Income Fund

For period ending
June 30, 2000
Fund Inception Date: August 10, 1994

MORNINGSTAR CATEGORY: LARGE BLEND


LOW                                 RISK                               HIGH

MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

INVESCOFunds Group, Inc.


Portfolio Managers

Charles P. Mayer (co-manager)
D. Jerry Paul, CFA, CPA (co-manager)


Investment Orientation
Seeks capital appreciation with high current income as a secondary goal. Normally invests at least 65% of its total assets in dividend-paying common stocks and a portion of total assets may be invested in equity securities that do not pay regular dividends. Remaining assets are invested in other income-producing securities, such as corporate bonds.


Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.




Top 10 Holdings

As of June 30, 2000                     % of Portfolio
                                       ---------------
Kansas City Southern Industries     3.03%
Allmerica Financial                 2.69%
Target Corp.                        2.52%
Cisco Systems                       2.28%
General Electric                    2.01%
General Motors Class H Shrs         1.94%
RadioShack Corp.                    1.82%
SBC Communications                  1.79%
Colgate-Palmolive Co.               1.76%
U.S. West                           1.73%
Total                               21.57%


Portfolio Composition

                                                           As of June 30, 2000

Finance


Consumer Staples


Fixed Income Securities


Communication Services


Technology


Consumer Cyclicals


Energy


Other


16%12%11% 9% 9% 9% 8%26%100%


Other Information
Operating Expenses**                      1.05%
Total Portfolio Net Assets              $117.24
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.
**Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

INVESCO Funds Group, Inc.    Schwab Select Annuity(TM)



Schwab S&P 500 Portfolio


For period ending
June 30, 2000
Fund Inception Date: November 1, 1996

MORNINGSTAR CATEGORY: LARGE BLEND


LOW                                 RISK                               HIGH

MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

Charles Schwab Investment Management, Inc.


Portfolio Manager
Geri Hom


Investment Orientation
Tracks the price and dividend performance (total return) of common stocks of U.S. companies as represented by the S&P 500 Index.




Who is Most Likely to ChooseThis Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                     % of Portfolio
                            --------    --------------
General Electric Co.                 3.92%
Intel Corp.                          3.34%
Cisco Systems, Inc.                  3.30%
Microsoft Corp.                      3.16%
Pfizer, Inc.                         2.27%
Exxon Mobil Corp.           2.05%
Wal-Mart Stores, Inc.                1.93%
Oracle Corp.                         1.79%
Citigroup, Inc.                      1.52%
Nortel Networks Corp.                1.52%
Total                                   24.80%


Portfolio Composition

                                                           As of June 30, 2000

Business Machines & Software


Electronics


Health Care/Drugs & Medicine


Telephone


Retail


Miscellaneous Finance


Producer Goods & Manufacturing


Other


16%12%11% 6% 5% 5% 5%40%100%


Other Information
Operating Expenses**                      0.28%
Total Portfolio Net Assets               $128.8
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity. **Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Charles Schwab Investment Management, Inc.   Schwab Select Annuity(TM)



Scudder Variable Life Investment Fund Capital Growth Portfolio

For period ending
June 30, 2000

Fund Inception Date: July 16, 1985

MORNINGSTAR CATEGORY: LARGE BLEND

LOW                                 RISK                               HIGH

MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.


Investment Adviser
Scudder Kemper Investments, Inc.


Portfolio Managers
William F. Gadsden, Co-lead
Bruce F. Beaty, Co-lead


Investment Orientation
Seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common and preferred stocks and consistent with its objective of long-term capital growth.


Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                     % of Portfolio
                                       ---------------
Intel Corp.                          4.5%
General Electric Co.                 4.3%
Pfizer, Inc.                         4.0%
Microsoft Corp.                      3.8%
Cisco Systems, Inc.                  3.7%
EMC Corp.                            2.9%
American Express Co.                 2.5%
Oracle Corp.                         2.3%
PepsiCo, Inc.                        2.3%
Merck & Co., Inc.                    2.2%
Total                               32.5%

Portfolio Composition


                                                         As of June 30, 2000

Technology


Health


Financial


Consumer Staples


Communications


Media


Manufacturing


Other



31%17% 9% 8% 8% 7% 7%13%100%

Other Information
Operating Expenses**                      0.48%
Total Portfolio Net Assets              $1303.7
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity. **Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Scudder Kemper Investments, Inc.  Schwab Select Annuity(TM)



Alger American Growth Portfolio

For period ending
June 30, 2000
Fund Inception Date: January 9, 1989MORNINGSTAR CATEGORY: LARGE GROWTH


LOW                                 RISK                               HIGH

MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

Fred Alger Management, Inc.


Portfolio Managers
David D. Alger

Ronald Tartaro


Investment Orientation
Seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                     % of Portfolio
                                        --------------
Pfizer, Inc.                         4.7%
Applied Materials, Inc.              3.6%
Halliburton Co.                      3.6%
Microsoft Corp.                      3.6%
Amgen, Inc.                          3.6%
Intel Corp.                          3.6%
Cisco Systems, Inc.                  3.5%
American Home Products Corp.         3.2%
Corning, Inc.                        3.0%
Dell Computer Corp.                  3.0%
Total                               35.4%

Portfolio Composition               As of June 30, 2000


Semiconductors


Communication Equipment


Pharmaceuticals


Retailing


Financial Services


Computer Related & Business Equipment


Computer Software


Other          12%10% 8% 8% 6% 6% 5%45%100%



Other Information
Operating Expenses**                      0.79%
Total Portfolio Net Assets             $3,745.1
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.
**Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Fred Alger Management, Inc.  Schwab Select Annuity(TM)



Janus Aspen Series Growth Portfolio

For period ending
June 30, 2000
Fund Inception Date: September 13, 1993

MORNINGSTAR CATEGORY: LARGE GROWTH


LOW                                 RISK                               HIGH

MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

Janus


Portfolio Manager
Blaine Rollins


Investment Orientation
A diversified portfolio that seeks long-term growth of capital, in a manner consistent with the preservation of capital, by investing primarily in common stocks of a large number of issuers of any size, it generally invests in larger, more established companies.




Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for growth. A fair amount of risk is acceptable in exchange for potentially higher returns. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.


Top 10 Holdings

As of June 30, 2000                   % of Portfolio
                                     ---------------
Time Warner, Inc.                   7.15%
Comcast Corp.                       4.29%
Cisco Systems, Inc.                 3.32%
Linear Technology Corp.             2.98%
Enron Corp.                         2.91%
Texas Instruments, Inc.             2.89%
Viacom, Inc. - Class B              2.85%
Maxim Integrated Products, Inc.     2.79%
General Electric Co.                2.78%
Nokia Oyj                           2.74%
Total                                  34.70%

Portfolio Composition               As of June 30, 2000


Technology


Consumer, Cyclical


Financial


Industrial


Energy

Diversified


Consumer, Non-cyclical

Utilities                  34%32%15% 7% 4% 3% 3% 2%100%


Other Information
Operating Expenses**                      0.67%
Total Portfolio Net Assets             $3,910.7
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

     **Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Janus     Schwab Select Annuity(TM)



Montgomery Variable Series:  Growth Fund

For period ending
June 30, 2000
Fund Inception Date: February 9, 1996

MORNINGSTAR CATEGORY: MID-CAP VALUE


LOW                                 RISK                               HIGH

MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

Montgomery Asset Management, LLC


Portfolio Manager
Andy Pratt




Investment Orientation
Seeks capital appreciation by investing primarily in companies having market capitalization of $1 billion or more, and seeks companies with accelerating revenues and earnings growth. The Fund seeks growth at a reasonable value.


Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                      % of Portfolio
                                        ---------------
General Electric                       3.9%
Intel Corp..                           3.6%
Cisco Systems                          3.5%
Microsoft Corp.                        3.3%
Exxon Mobil Corp.                      2.5%
Oracle Systems Corp.                   2.1%
Wal-Mart Stores, Inc.                  2.1%
Nortel Networks Corporation            2.0%
Citigroup, Inc.                        1.9%
Pfizer, Inc.                           1.9%
Total                                26.8 %


Portfolio Composition

                                                         As of June 30, 2000

Technology


Finance


Health Care


Consumer Services


Capital Goods


Telecommunication


Energy


Other

31%14%11%10% 8% 7% 5%14%100%


Other Information
Operating Expenses**                      1.25%

Total Portfolio Net Assets               $22.83
($millions)*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

     **Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Montgomery Asset Management, LLC   Schwab Select AnnuityTM


Janus Aspen Series International Growth Portfolio

For period ending
June 30, 2000
Fund Inception Date: May 2, 1994

MORNINGSTAR CATEGORY: FOREIGN STOCK


LOW                                 RISK                               HIGH

MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

Janus


Portfolio Managers
Helen Young Hayes

Laurence Chang


Investment Orientation
A diversified portfolio that seeks long-term growth of capital by investing primarily in the common stocks of foreign issuers of any size. The Portfolio normally invests at least 65% of its total assets in issuers from at least five different countries, excluding the United States.

Investments in international stock portfolios are subject not only to the usual market volatility, but may also be affected by other risks, including foreign taxes, differences in financial standards, currency fluctuations and political and economic instability.


Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                  % of Portfolio
                                     --------------
Nokia Oyj                           5.03%
China Telecom, Ltd.                 3.27%
Telefonos de Mexico S.A. (ADR)      2.94%
Vodafone AirTouch PLC               2.91%
NTT DoCoMo, Inc.                    2.80%
Nortel Networks Corp.               2.59%
Check Point Software Tech., Ltd.    1.93%
Sony Corp.                          1.93%
Total Fina Elf S.A.                 1.91%
Koninklijke (Royal) Philips Electronics N.V.         1.86%
Total                              27.17%

Portfolio Composition


                                                          As of June 30, 2000
Japan
United Kingdom
France
Canada
Hong Kong
Finland
Netherlands
Other

14%11% 8% 7% 7% 7% 6%40%100%

Other Information

Operating Expenses**                      0.72%
Total Portfolio Net Assets             $1,307.8
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

**Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Janus                 Schwab Select Annuity(TM)


Deutsche Asset Management VIT Small Cap Index Fund
(formerly BT Insurance Funds Trust

Small Cap Index Fund)

For period ending
June 30, 2000
Fund Inception Date: August 25, 1997

MORNINGSTAR CATEGORY: SMALL BLEND

MORNINGSTAR CATEGORY: FOREIGN STOCK


LOW                                 RISK                               HIGH

MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

Bankers Trust Company


Portfolio Manager
James Creighton


Investment Orientation
Seeks  to  match  the  performance,  before  expenses,  of the  Russell  2000(R)
Index***.

Small company stocks are generally subject to greater volatility than stocks of large, blue chip corporations.





***The Russell 2000(R) Index is a trademark of the Frank Russell Company and has been licensed for use by the Fund's investment adviser.

Who is Most Likely to Choose This Portfolio?*

Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                    % of Portfolio
                                      ---------------
MRV Communications, Inc.              .33%
Digital Island, Inc.                          .31%
ADCTelecommunications, Inc.           .24%
Coherent, Inc.                        .20%
MGC Communications, Inc.              .20%
Plexus Corp.                          .19%
Netro Corp.                           .19%
Informatica Corp.                     .19%
Varian Semiconductor Equip. Assoc., Inc.      .19%
Plantronics, Inc.                     .18%
Total                               2.22%

Portfolio Composition


                                                         As of June 30, 2000
Technology
Financial Services
Consumer Discretionary
Health Care
Producer Durables
Materials & Processing
Utilities
Other
21%18%16%12% 9% 8% 7% 9%100%

Other Information

Operating Expenses**                      0.45%
Total Portfolio Net Assets               $87.75
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

**Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Bankers Trust Company   Schwab Select Annuity(TM)

SAFECO Resource Series Trust Growth Opportunities Portfolio
(formerly SAFECO RSTGrowth Portfolio)

For period ending
June 30, 2000
Fund Inception Date: January 7, 1993

MORNINGSTAR CATEGORY: SMALL BLEND

Low                                         Risk                            High


MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

SAFECO Asset Management Company


Portfolio Manager
Thomas M. Maguire


Investment Orientation
Seeks growth of capital and the increased income that ordinarily follows from such growth. Invests primarily in common stocks selected for appreciation potential.

Small company stocks are generally subject to greater volatility than stocks of large, blue chip corporations. Who is Most Likely to Choose This Portfolio?*

Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                     % of Portfolio
                                       ---------------
NCO Group, Inc.                      5.8%
Rent-Way                             5.8%
Rent-a-Center, Inc.                  5.5%
PolyMedica Corp.                     5.3%
United Stationers, Inc.              4.8%
S3, Inc.                             3.3%
Intranet Solutions                   2.8%
J D Edwards & Co.                    2.5%
AMFM, Inc.                           2.4%
Damark International, Inc.           2.2%
Total                               40.4%

Portfolio Composition


                                                         As of June 30, 2000
Consumer Cyclicals
Technology
Health Care
Consumer Staples
Capital Goods
Finance
Communication Serices

30%24%20%11% 7% 4% 4%100%

Other Information

Operating Expenses**                      0.79%
Total Portfolio Net Assets              $399.00
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity. **Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.
SAFECO Asset Management Company         Schwab Select Annuity(TM)

Baron Capital Asset Fund: Insurance Shares

For period ending
June 30, 2000
Fund Inception Date: October 1, 1998

MORNINGSTAR CATEGORY: SMALL GROWTH

Low                                         Risk                            High


MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

BAMCO, Inc.


Portfolio Manager
Ronald Baron


Investment Orientation
Capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

Small company stocks are generally subject to greater volatility than stocks of large, blue chip corporations.

Who is Most Likely to Choose This Portfolio?*

Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                     % of Portfolio
                                       ---------------
Charles Schwab Corp.                 5.5%
ChoicePoint, Inc.                    4.0%
NTL, Inc.                            3.7%
Apollo Group, Inc.                   3.5%
Citizen Communications.              3.2%
Flextronics International, Ltd.      3.2%
Southern Union Co.                   3.1%
Ethan Allen Interiors, Inc.          3.0%
Rural Cellular Corp.                 3.0%
DeVry, Inc.                          2.9%
Total                               35.1%

Portfolio Composition


                                                      As of June 30, 2000
Communications
Media & Entertainment
Retail Stores & Restaurants
Education
Business Services
Financial
Amusements & Recreation
Other

21%13%10% 8% 7% 7% 6%28%100%

Other Information

Operating Expenses**                      1.50%
Total Portfolio Net Assets                $60.5
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.
**Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

BAMCO, Inc.    Schwab Select Annuity(TM)


Berger IPT - Small Company Growth Fund

For period ending
June 30, 2000
Fund Inception Date: May 1, 1996

MORNINGSTAR CATEGORY: SMALL GROWTH

Low                                         Risk                            High


MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

Berger LLC


Portfolio Managers
Interim: Mark Sunderhuse


            Jay W. Tracey, CFA
Investment Orientation

The investment objective of the Fund is capital appreciation. It invests primarily in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index.

Small-company stocks are generally subject to greater volatility than stocks of large, blue chip corporations.


Who is Most Likely to Choose This Portfolio?*
Long-term investors who are looking for high growth. Substantial year-to-year volatility in value is acceptable in exchange for a potentially high long-term return. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                   % of Portfolio
                                     ---------------
Forrester Research, Inc.             2.8%
Cephalon, Inc.                       2.7%
The Corporate Executive Board Co.    2.3%
Tollgrade Communications, Inc.       2.1%
Cox Radio, Inc.                      2.1%
Dupont Photomasks, Inc.              2.0%
PRI Automation, Inc.                 2.0%
Onyx Software Corporation   2.0%
Newport Corp.                        1.9%
Universal Electronics, Inc.                  1.9%
Total                               21.8%


Portfolio Composition


                                                          As of June 30, 2000
Technology
Health Care
Capital Equipment
Cash & Equivalents
Energy
Consumer Cyclicals
Retail
Financial

42%20% 9% 9% 8% 7% 3% 2%100%


Other Information

Operating Expenses**                      1.01%
Total Portfolio Net Assets                $83.8
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.
**Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.
Berger LLC      Schwab Select Annuity(TM)

Federated Utility Fund II

For period ending
June 30, 2000
Fund Inception Date: February 10, 1994

MORNINGSTAR CATEGORY: SPECIALTY-UTILITIES

Low                                         Risk                            High


MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

Federated Investment Management Company


Portfolio Managers
Steven J. Lehman, CFA

Linda A. Duessel, CFA, CPA

Richard J. Lazarchic, CFA


Investment Orientation
Seeks moderate capital appreciation and high current income by investing in a diversified portfolio of the equity and debt securities of utility companies.


Who is Most Likely to Choose This Portfolio?*
Long-term investors who want a narrowly focused investment. Portfolios in this category invest in companies from a narrowly defined industry or segment of the market and carry substantially more risk than a broadly diversified equity portfolio. This person's time horizon is generally greater than 10 years.


Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.


Top 10 Holdings

As of June 30, 2000                   % of Portfolio
                                     ---------------
El Paso Energy Corp.                 3.9%
Cox Communications, Inc.             3.6%
Coastal Corp.                        3.3%
Enron Corp.                          2.9%
Williams Companies, Inc.             2.7%
Sprint Corp. (FON Group)             2.4%
Vodafone Airtouch                    2.4%
Alltel Corp.                         2.3%
GTE Corp.                            2.1%
Apache Corp.                         2.0%
Total                               27.6%

Portfolio Composition


                                                       As of June 30, 2000
Telecommunications
Electrics/Natural Gas
Non-Utility
Cash

48%29%19% 4%100%

Other Information

Operating Expenses**                      0.94%
Total Portfolio Net Assets              $188.59
($millions)*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.

     **Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

Federated Investment Management Company              Schwab Select Annuity(TM)

INVESCO VIF-Technology Fund

For period ending
June 30, 2000
Fund Inception Date: May 21, 1997

MORNINGSTAR CATEGORY: SPECIALTY-TECHNOLOGY

Low                                         Risk                            High


MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

INVESCO Funds Group, Inc.


Portfolio Manager
William R. Keithler, CFA


Investment Orientation
The Fund seeks capital appreciation and invests primarily in the equity securities of companies engaged in technology-related industries.




Who is Most Likely to Choose This Portfolio?*
Long-term investors who want a narrowly focused investment. Portfolios in this category invest in companies from a narrowly defined industry or segment of the market and carry substantially more risk than a broadly diversified equity portfolio. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000        % of Portfolio
                          ---------------
Cisco Systems                       1.95%
SDL,Inc.                            1.93%
CIENA Corp.       1.74%
Siebel Systems                      1.53%
Nokia Corp. Sponsored ADR Ord Shrs  1.51%
PMC-Sierra, Inc.                    1.42%
EMC Corp.                           1.42%
Altera Corp.                        1.41%
Brocade Communications Systems      1.38%

E-Tek Dynamics                      1.36%
Total                              15.65%

Portfolio Composition


                                                       As of June 30, 2000
Electronics- Semiconductors
Computer Software & Service
Cash & Cash Equivalents
Comm-Equip/Mfg
Equipment-Semiconductor
Computers-Networking
Other

21%19%10% 9% 6% 5%30%100%

Other Information

Operating Expenses**                      1.31%
Total Portfolio Net Assets              $486.71
($millions)
*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity.
**Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.

INVESCO Funds Group, Inc.           Schwab Select Annuity(TM)

Van Kampen Life Inv. Trust Morgan Stanley Real Estate Securities Portfolio Class I (Formerly Van Kampen LIT Morgan Stanley Real Estate Securities Portfolio)

For period ending
June 30, 2000
Fund Inception Date: July 3, 1995

MORNINGSTAR CATEGORY: SPECIALTY-REAL ESTATE

Low                                         Risk                            High


MONEY MARKET BOND HIGH-YIELD BOND BALANCED LARGE-CAP MID-CAP FOREIGN SMALL-CAP SPECIALTY DEVELOPING/EMERGING MARKETS
For illustrative purposes only.

Investment Adviser

Van Kampen Asset Management, Inc.


Portfolio Managers
Theodore R. Bigman

Douglas Funke


Investment Orientation
Primarily seeks long-term growth of capital, and secondarily seeks current income, from a portfolio of companies operating in the real estate industry.




Who is Most Likely to Choose This Portfolio?*
Long-term investors who want a narrowly focused investment. Portfolios in this category invest in companies from a narrowly defined industry or segment of the market and carry substantially more risk than a broadly diversified equity portfolio. This person's time horizon is generally greater than 10 years.

Please note that this portfolio type could also play an important role in an overall asset allocation plan which contains multiple portfolios representing various asset classes. For example, a conservative asset allocation plan may include a portion in higher risk asset classes like foreign and small-cap, and an aggressive plan may include a portion in lower risk asset classes like bond portfolios and money markets.



Top 10 Holdings

As of June 30, 2000                      % of Portfolio
                                        ---------------
Starwood Hotels & Resorts Worlwide   5.53%
Essex Property Trust, Inc.           5.10%
Equity Office Properties Trust       4.89%
Arden Realty Group, Inc.             4.77%
Public Storage                       4.76%

Avalon Bay Communities               4.71%
Boston Properties, Inc.              4.36%
Chateau Communities                  4.31%
Simon Property                       4.16%
Taubman Centers, Inc.                4.11%
Total                               51.06%

Portfolio Composition


                                                        As of June 30, 2000
Office
Apartments
Regional Malls
Diversified
Lodging
Other
30%19% 8% 8% 7%28%100%

Other Information

Operating Expenses**                      1.09%
Total Portfolio Net Assets              $185.25
($millions)

*When you invest in the Schwab Select Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity. **Total annualized operating expenses as a percentage of average net assets as of 6/30/2000. Actual expenses may vary. In some cases the expenses have been adjusted to reflect voluntary expense caps.
Van Kampen Asset Management, Inc.Schwab Select Annuity(TM)

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        Variable Annuity-1 Series Account
                            Semi- Annual Report Form N-30D
                         File Nos. 333-01153, 811-07549


The information required to be contained in this report for the period ending June 30, 2000 includes the attached letter to contract holders and the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant which incorporated herein by reference:


Alger American Fund
File No. 811-05550
Form N-30D
Filed via EDGAR and accepted on August 30, 2000
Accession No. 0000930413-00-001157.

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on August 31, 2000
Accession No. 0000814680-00-000010.

Baron Capital Asset Fund: Insurance Shares
File No. 811-08505
Form N-30D
Filed via EDGAR and accepted on August 15, 2000
Accession No. 0000950116-00-002022.

Berger IPT-Small Company Growth Fund
File No. 811-07367
Form N-30D
Filed via EDGAR and accepted on August 30, 2000
Accession No. 0001035704-00-000680.

Deutsche Asset Management Variable Insurance Trust
File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on August 18, 2000
Accession No. 0000950169-00-001073.

Dreyfus Variable Investment Fund
File No. 811-05125
Form N-30D
Filed via EDGAR and accepted on August 21, 2000
Accession No. 0000813383-00-000022.

Federated Insurance Series
File No. 811-08042
Form N-30D
Filed via EDGAR and accepted on August 21, 2000
Accession No. 0000912577-00-000019.

INVESCO Variable Investment Funds, Inc.
File No. 811-08038
Form N-30D
Filed via EDGAR and accepted on August 28, 2000
Accession No. 0000912744-00-000011.

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on August 23, 2000
Accession No. 0001012709-00-000754.

Montgomery Funds III:  Montgomery Variable Series-Growth Fund
File No. 811-08782
Form N-30D
Filed via EDGAR and accepted on September 11, 2000
Accession No. 0000912057-00-004829.

The Prudential Series Fund, Inc.
File No. 811-03623
Form N-30D
Filed via EDGAR and accepted on September 1, 2000
Accession No. 0000950130-00-004829.

SAFECO Resource Series Trust
File No. 811-04717
Form N-30D
Filed via EDGAR and accepted on August 31, 2000
Accession No. 0000912057-00-039707.

Schwab Annuity Portfolios
File No. 811-08314
Form N-30D
Filed via EDGAR and accepted on September 8, 2000
Accession No. 0000912057-00-040347.

Scudder Variable Life Investment Fund
File No. 811-04257
Form N-30D
Filed via EDGAR and accepted on August 23, 2000
Accession No. 0000088053-00-000931.

Strong Variable Insurance Funds, Inc.:  Schafer Value Fund II
File No. 811-06553
Form N-30D
Filed via EDGAR and accepted on September 11, 2000
Accession No. 0000950131-00-005228.

Van Kampen Life Investment Trust
File No. 811-04424
Form N-30D
Filed via EDGAR and accepted on August 30, 2000
Accession No. 0000950137-00-003904.